CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Loss from operations		$ (22,252,000)
Other income (loss):
Total other expense, net		(16,330,000)
Net loss		(38,905,000)
ITHAX ACQUISITION CORP.
Formation and operational costs	$ 4,891	833,758
Loss from operations	(4,891)	(833,758)
Other income (loss):
Interest earned on marketable securities held in Trust Account		97,231
Unrealized gain on marketable securities held in Trust Account		3,392
Transaction costs allocated to warrant liabilities		(675,351)
Change in fair value of warrant liabilities		4,720,125
Total other expense, net		4,145,397
Net loss	$ (4,891)	$ 3,311,639
Common Class A [Member] | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding (in shares)		22,098,904
Diluted weighted average shares outstanding (in shares)		22,098,904
Basic net loss per share (in dollars per share)		$ 0.12
Diluted net loss per share (in dollars per share)		$ 0.12
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding (in shares)		22,098,904
Diluted weighted average shares outstanding (in shares)		22,098,904
Basic net loss per share (in dollars per share)		$ 0.12
Diluted net loss per share (in dollars per share)		$ 0.12
Common Class B [Member] | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding (in shares)	5,250,000	6,588,288
Diluted weighted average shares outstanding (in shares)	5,250,000	6,655,171
Basic net loss per share (in dollars per share)	$ 0.00	$ 0.12
Diluted net loss per share (in dollars per share)	$ 0.00	$ 0.12
Class A and Class B non-redeemable ordinary shares | ITHAX ACQUISITION CORP.
Other income (loss):
Basic weighted average shares outstanding (in shares)	5,250,000	6,588,288
Diluted weighted average shares outstanding (in shares)		6,655,171
Basic net loss per share (in dollars per share)	$ 0.00	$ 0.12
Diluted net loss per share (in dollars per share)		$ 0.12